Vessels - Operating vessels and drydock rollforward (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($)
Changes In Property, Plant and Equipment [Roll Forward]
Beginning balance	$ 3,842,071
Ending balance	$ 3,089,254	$ 3,842,071
Number of vessels in agreement to sell | vessel	18
Cost
Changes In Property, Plant and Equipment [Roll Forward]
Beginning balance	$ 4,918,357	4,905,976
Additions	40,233	36,650
Disposal of vessels	(780,891)
Write-offs	(14,996)	(24,269)
Ending balance	4,162,703	4,918,357
Accumulated depreciation and impairment
Changes In Property, Plant and Equipment [Roll Forward]
Beginning balance	(1,076,286)	(903,088)
Charge for the period	(168,008)	(197,467)
Disposal of vessels	143,141
Reversal of previously recorded impairment	12,708
Write-offs	14,996	24,269
Ending balance	(1,073,449)	(1,076,286)
Vessels
Changes In Property, Plant and Equipment [Roll Forward]
Beginning balance	3,762,479
Ending balance	3,028,804	3,762,479
Vessels | Sale Of Vessels
Changes In Property, Plant and Equipment [Roll Forward]
Ending balance	$ 637,800
Number of vessels in agreement to sell | vessel	17
Vessels | STI Savile Row, STI Carnaby and STI Nautilus | LR2
Changes In Property, Plant and Equipment [Roll Forward]
Number of vessels in agreement to sell | vessel	3
Vessels | STI Fontvieille and STI Benicia | MR
Changes In Property, Plant and Equipment [Roll Forward]
Number of vessels in agreement to sell | vessel	2
Vessels | Cost
Changes In Property, Plant and Equipment [Roll Forward]
Beginning balance	$ 4,782,886	4,773,502
Additions	20,426	9,384
Disposal of vessels	(758,250)
Write-offs	0	0
Ending balance	4,045,062	4,782,886
Vessels | Accumulated depreciation and impairment
Changes In Property, Plant and Equipment [Roll Forward]
Beginning balance	(1,020,407)	(849,355)
Charge for the period	(145,140)	(171,052)
Disposal of vessels	136,581
Reversal of previously recorded impairment	12,708
Write-offs	0	0
Ending balance	(1,016,258)	(1,020,407)
Drydock
Changes In Property, Plant and Equipment [Roll Forward]
Beginning balance	79,592
Ending balance	60,450	79,592
Drydock | Cost
Changes In Property, Plant and Equipment [Roll Forward]
Beginning balance	135,471	132,474
Additions	19,807	27,266
Disposal of vessels	(22,641)
Write-offs	(14,996)	(24,269)
Ending balance	117,641	135,471
Drydock | Accumulated depreciation and impairment
Changes In Property, Plant and Equipment [Roll Forward]
Beginning balance	(55,879)	(53,733)
Charge for the period	(22,868)	(26,415)
Disposal of vessels	6,560
Reversal of previously recorded impairment	0
Write-offs	14,996	24,269
Ending balance	$ (57,191)	$ (55,879)